Consolidated Statements of Changes in Equity - CAD ($)	U.S. GoldMining Inc. [member] Issued capital [member]	U.S. GoldMining Inc. [member] Capital reserve [member]	U.S. GoldMining Inc. [member] Share issuance obligation [member]	U.S. GoldMining Inc. [member] Retained earnings [member]	U.S. GoldMining Inc. [member] Accumulated other comprehensive income [member]	U.S. GoldMining Inc. [member] Equity attributable to owners of parent [member]	U.S. GoldMining Inc. [member] Non-controlling interests [member]	U.S. GoldMining Inc. [member]	U.S. GoldMining ATM Program [member] Issued capital [member]	U.S. GoldMining ATM Program [member] Capital reserve [member]	U.S. GoldMining ATM Program [member] Share issuance obligation [member]	U.S. GoldMining ATM Program [member] Retained earnings [member]	U.S. GoldMining ATM Program [member] Accumulated other comprehensive income [member]	U.S. GoldMining ATM Program [member] Equity attributable to owners of parent [member]	U.S. GoldMining ATM Program [member] Non-controlling interests [member]	U.S. GoldMining ATM Program [member]	ATM program [member] Issued capital [member]	ATM program [member] Capital reserve [member]	ATM program [member] Share issuance obligation [member]	ATM program [member] Retained earnings [member]	ATM program [member] Accumulated other comprehensive income [member]	ATM program [member] Equity attributable to owners of parent [member]	ATM program [member] Non-controlling interests [member]	ATM program [member]	Flow-through share financing [member] Issued capital [member]	Flow-through share financing [member] Capital reserve [member]	Flow-through share financing [member] Share issuance obligation [member]	Flow-through share financing [member] Retained earnings [member]	Flow-through share financing [member] Accumulated other comprehensive income [member]	Flow-through share financing [member] Equity attributable to owners of parent [member]	Flow-through share financing [member] Non-controlling interests [member]	Flow-through share financing [member]	Issued capital [member]	Capital reserve [member]	Share issuance obligation [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance (in shares) at Nov. 30, 2023																																	183,258,060
Balance at Nov. 30, 2023																																	$ 176,584,000	$ 13,493,000	$ 0	$ 20,176,000	$ (81,010,000)	$ 129,243,000	$ 3,170,000	$ 132,413,000
Statement Line Items [Line Items]
Options exercised (in shares)																																	271,189							271,189
Options exercised																																	$ 1,001,000	(967,000)	0	0	0	34,000	0	$ 34,000
Restricted share rights vested (in shares)	0																																338,288
Restricted share rights vested	$ 0	$ 0	$ 0	$ (43,000)	$ 0	$ (43,000)	$ 43,000	$ 0																									$ 414,000	(505,000)	91,000	0	0	0	0	0
Warrants exercised	$ 0	0	0	5,000	0	5,000	1,000	6,000
Common shares issued for cash (in shares)									10,873,320								0
Common shares issued for cash									$ 13,114,000	$ 0	$ 0	$ 0	$ 0	$ 13,114,000	$ 0	$ 13,114,000	$ 0	$ 0	$ 0	$ 511,000	$ 0	$ 511,000	$ 145,000	$ 656,000
Agents' fees and issuance costs									$ (328,000)	0	0	0	0	(328,000)	0	(328,000)	$ 0	0	0	(15,000)	0	(15,000)	(4,000)	(19,000)
Share-based compensation																																	0	2,029,000	0	219,000	0	2,248,000	50,000	2,298,000
Other comprehensive income (loss)																																	0	0	0	0	(5,721,000)	(5,721,000)	55,000	(5,666,000)
Profit (loss)																																	$ 0	0	0	(25,289,000)	0	(25,289,000)	(2,058,000)	(27,347,000)
Balance (in shares) at Nov. 30, 2024																																	194,740,857
Balance at Nov. 30, 2024																																	$ 190,785,000	14,050,000	91,000	(4,436,000)	(86,731,000)	113,759,000	1,402,000	$ 115,161,000
Statement Line Items [Line Items]
Options exercised (in shares)	0																																656,751							656,751
Options exercised	$ 0	0	0	(3)	0	(3)	3	0																									$ 956,000	(512,000)	0	0	0	444,000	0	$ 444,000
Restricted share rights vested (in shares)	0																																444,444
Restricted share rights vested	$ 0	$ 0	$ 0	$ (3)	$ 0	$ (3)	$ 3	$ 0																									$ 555,000	(962,000)	407,000	0	0	0	0	0
Common shares issued for cash (in shares)									13,033,493								0								373,135
Common shares issued for cash									$ 21,319	0	0	0	0	21,319	0	21,319	$ 0	0	0	9,935,000	0	9,935,000	3,186,000	13,121,000	$ 399	$ 0	$ 0	$ 0	$ 0	$ 399	$ 0	$ 399
Agents' fees and issuance costs									$ (533)	$ 0	$ 0	$ 0	$ 0	$ (533)	$ 0	$ (533)	$ 0	$ 0	$ 0	$ (270,000)	$ 0	$ (270,000)	$ (81,000)	$ (351,000)
Share-based compensation																																	0	2,210,000	0	605,000	0	2,815,000	151,000	2,966,000
Other comprehensive income (loss)																																	0	0	0	0	91,503,000	91,503,000	(4,000)	91,499,000
Profit (loss)																																	0	0	0	(13,478,000)	0	(13,478,000)	(1,854,000)	(15,332,000)
Deferred tax benefits of share issuance costs																																	906,000	0	0	0	0	906,000	0	906,000
Transfer of OCI to accumulated- deficit upon disposal of investment																																	$ 0	0	0	(53)	53	0	0	0
Balance (in shares) at Nov. 30, 2025																																	209,248,680
Balance at Nov. 30, 2025																																	$ 214,387,000	$ 14,786,000	$ 498,000	$ (7,703,000)	$ 4,825,000	$ 226,793,000	$ 2,806,000	$ 229,599,000